Debt - Summary of repayment years for borrowings (Details) £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)
Disclosure of detailed information about borrowings
Debt		£ 7,267		£ 6,544
Committed bank facility		2,600	$ 3,500
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		887		762
Term debt
Disclosure of detailed information about borrowings
Debt		6,283		5,679
Term debt, USD denominated, issued in March 2025
Disclosure of detailed information about borrowings
Notional amount | $	$ 750
Coupon	4.75%
Maturity period	5 years
Term debt, USD denominated, issued in March 2025
Disclosure of detailed information about borrowings
Notional amount | $	$ 750
Coupon	5.25%
Maturity period	10 years
Lease liabilities
Disclosure of detailed information about borrowings
Debt		97		103
Within 1 year
Disclosure of detailed information about borrowings
Debt		1,571		1,412
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		887		762
Within 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		654		612
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		30		38
After 1 year
Disclosure of detailed information about borrowings
Debt		5,696		5,132
After 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		5,629		5,067
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		67		65
Within 1 to 2 years
Disclosure of detailed information about borrowings
Debt		449		632
Within 1 to 2 years | Term debt
Disclosure of detailed information about borrowings
Debt		436		619
Within 1 to 2 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		13		13
Within 2 to 3 years
Disclosure of detailed information about borrowings
Debt		709		424
Within 2 to 3 years | Term debt
Disclosure of detailed information about borrowings
Debt		696		412
Within 2 to 3 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		13		12
Within 3 to 4 years
Disclosure of detailed information about borrowings
Debt		714		670
Within 3 to 4 years | Term debt
Disclosure of detailed information about borrowings
Debt		702		658
Within 3 to 4 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		12		12
Within 4 to 5 years
Disclosure of detailed information about borrowings
Debt		1,065		762
Within 4 to 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		1,056		753
Within 4 to 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		9		9
After 5 years
Disclosure of detailed information about borrowings
Debt		2,759		2,644
After 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		2,739		2,625
After 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		£ 20		£ 19